Offerings - Offering: 1	Jul. 22, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share, underlying warrants
Amount Registered | shares	857,462
Proposed Maximum Offering Price per Unit	4.335
Maximum Aggregate Offering Price	$ 3,717,097.77
Fee Rate	0.01381%
Amount of Registration Fee	$ 513.33
Offering Note	(1) Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder for the selling stockholder include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions. (2) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) of the Securities Act of 1933, as amended, based upon the average of the high and low prices for a share of the registrant's common stock as reported on The NASDAQ Capital Market on July 20, 2026. (3) Consists of up to 857,462 shares of common stock issuable upon the exercise of warrants, which shares may be offered for resale by the selling stockholder named in the prospectus.